Trade and other payables (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Trade payables	$ 11,788,000	$ 17,478,000	$ 9,748,000
Other tax and social security	1,471,000	633,000	410,000
Other creditors	733,000	516,000	1,019,000
Accruals	4,821,000	3,803,000	3,236,000
Deferred income	18,000	225,000	2,656,000
Total trade and other current payables	18,831,000	22,655,000	17,069,000
Non-current Liabilities
Deferred government grants	24,000	4,183,000	2,460,000
Total trade and other non-current payables	24,000	4,183,000	2,460,000
Unsecured convertible loan
Non-current Liabilities
Interest payable	$ 0	$ 0	$ 961,268